Jul. 01, 2025
abrdn International Small Cap Fund

Therefore, effective immediately, the following disclosure replaces the fourth paragraph in the section entitled “Summary—abrdn International Small Cap Fund—Principal Strategies” beginning on page 35 of the Prospectus:

Under normal circumstances, a number of countries around the world will be represented in the Fund’s portfolio, some of which may be considered to be emerging market countries. At times, the Fund may have a significant amount of its assets invested in a country or geographic region, including through an exchange-traded fund or by other means. The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to the United Kingdom and Japan.

abrdn Funds

(the “Trust”)

abrdn International Small Cap Fund

(the “Fund”)

Supplement dated July 1, 2025 to the Fund’s Prospectus dated February 28, 2025,

as supplemented to date

Effective immediately, the Fund’s principal investment strategies and investment risks are revised to reflect that the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”).